Earnings per share	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Earnings per share	Earnings per share
Basic earnings per share
The calculation of basic earnings per share was based on a result attributable to ordinary shares and a weighted average number of ordinary shares outstanding during the period ended December 31 of each year, calculated as follows:

Result attributable to ordinary shares

	2020	2019	2018
Result for the period (in USD)	473,237,286	112,230,267	(110,069,928)
Weighted average number of ordinary shares	210,193,707	216,029,171	191,994,398
Basic earnings per share (in USD)	2.25	0.52	(0.57)

Weighted average number of ordinary shares

(in shares)	Shares issued	Treasury shares	Shares outstanding	Weighted number of shares
On issue at January 1, 2018	159,208,949	1,042,415	158,166,534	158,166,534
Issuance of shares	60,815,764	—	60,815,764	33,823,562
Purchases of treasury shares	—	545,486	(545,486)	(13,917)
Withdrawal of treasury shares	—	—	—	—
Sales of treasury shares	—	(350,000)	350,000	18,219
On issue at December 31, 2018	220,024,713	1,237,901	218,786,812	191,994,398

On issue at January 1, 2019	220,024,713	1,237,901	218,786,812	218,786,812
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	3,708,315	(3,708,315)	(2,757,641)
Withdrawal of treasury shares	—	—	—	—
Sales of treasury shares	—	—	—	—
On issue at December 31, 2019	220,024,713	4,946,216	215,078,497	216,029,171

On issue at January 1, 2020	220,024,713	4,946,216	215,078,497	215,078,497
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	13,400,516	(13,400,516)	(4,884,790)
Withdrawal of treasury shares	—	—	—	—
Sales of treasury shares	—	—	—	—
On issue at December 31, 2020	220,024,713	18,346,732	201,677,981	210,193,707

Diluted earnings per share
For the twelve months ended December 31, 2020, the diluted earnings per share (in USD) amount to 2.25 (2019: 0.52 and 2018: (0.57)). At December 31, 2020, December 31, 2019 and December 2018, 236,590 options issued under the LTIP 2015 were excluded from the calculation of the diluted weighted average number of shares because these 236,590 options were out-of-the money and have been considered as anti-dilutive. At December 31, 2020, the 12,696 vested RSU's under the LTIP 2019 have been considered as dilutive, as these are only subject to the passage of time and therefore no longer contingent.
Weighted average number of ordinary shares (diluted)
The table below shows the potential weighted number of shares that could be created if all stock options and restricted stock units were to be converted into ordinary shares.

(in shares)	2020	2019	2018
Weighted average of ordinary shares outstanding (basic)	210,193,707	216,029,171	191,994,398

Effect of Share-based Payment arrangements	12,696	—	—

Weighted average number of ordinary shares (diluted)	210,206,403	216,029,171	191,994,398
There are no more remaining outstanding instruments at December 31, 2020, December 31, 2019 and December 31, 2018 which can give rise to dilution, except for the Euronav stock options of LTIP 2015 and the RSU's of the LTIP 2019.